SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Notional amount	$ 1,800	$ 2,100
Fair value of option outstanding	$ 6	$ 15